[USAA logo appears here. (R)]







              USAA TREASURY
                   MONEY MARKET Trust(R)







                           [Image appears here.]







            Annual Report


       -----------------------------------------
       May 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                           2

      MESSAGE FROM THE PRESIDENT                                     4

      INVESTMENT OVERVIEW                                            7

      MANAGER'S COMMENTARY ON THE FUND                               9

      FINANCIAL INFORMATION

         Distributions to Shareholders                              12

         Independent Auditors' Report                               13

         Portfolio of Investments                                   14

         Notes to Portfolio of Investments                          16

         Statement of Assets and Liabilities                        17

         Statement of Operations                                    18

         Statements of Changes in Net Assets                        19

         Notes to Financial Statements                              20

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
        EQUITY                   MONEY MARKET                   INDEX
--------------------------------------------------------------------------------
    Aggressive Growth*            Money Market          Extended Market Index

      Capital Growth         Tax Exempt Money Market     Global Titans Index

      Emerging Markets     Treasury Money Market Trust    Nasdaq-100 Index

     First Start Growth        State Money Market           S&P 500 Index

            Gold

           Growth
                           -----------------------------------------------------
       Growth & Income            TAXABLE BOND            ASSET ALLOCATION
                           -----------------------------------------------------
        Income Stock               GNMA Trust             Balanced Strategy

        International       High-Yield Opportunities    Cornerstone Strategy

    Science & Technology             Income            Growth and Tax Strategy

       Small Cap Stock       Intermediate-Term Bond        Growth Strategy

        World Growth             Short-Term Bond           Income Strategy


                           -------------------------------
                                 TAX-EXEMPT BOND
                           -------------------------------
                                    Long-Term

                                Intermediate-Term

                                   Short-Term

                                State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)', ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

* CLOSED TO NEW INVESTORS.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA TREASURY MONEY MARKET TRUST, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT

[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]



                                       "AS AN INVESTOR  MYSELF, I KNOW
                                        HOW OVERWHELMING IT CAN BE TO
                                        MAKE SMART INVESTMENT DECISIONS
                                        IN VOLATILE MARKET CONDITIONS."

--------------------------------------------------------------------------------

               Since our last annual report, one thing has become very clear: We are facing one of the most challenging investment climates in several years. The slowing effects of 1999's higher interest rate environment on our economy, the swift, steep fall of technology stocks, and the evaporation of corporate earnings in several sectors have undoubtedly received a great deal of attention from media, investment companies, and economists alike--maybe a bit too much attention.

               As an investor myself, I know how overwhelming it can be to make smart investment decisions in volatile market conditions. It's a challenge for all investors--whether they invest in equity funds, fixed-income vehicles, or a combination of both. USAA Investments approaches this challenge the same way you and other investors do. Here are a few of the steps we take to deal with down markets.

                                                                               5
 ...CONTINUED
--------------------------------------------------------------------------------

               WE LOOK FOR OPPORTUNITIES. We seek opportunities in EVERY market situation. For example, we look for companies with strong business fundamentals to invest in--companies that are best positioned to thrive when the economy improves--and take advantage of the low stock prices available in down markets.

               WE DIVERSIFY. We diversify our stock portfolios by investing in a wide range of sectors (basic materials, health care, technology, energy, consumer staples, etc.), and we diversify our overall investment portfolio by investing in both fixed-income and equity investments.

               WE MEASURE OUR PERFORMANCE. We believe it's important to provide strong performance to our members in ALL market conditions. One way we gauge our performance is through rankings of our funds by established financial bench-marking services. We are ranked by reputable financial information companies such as Morningstar, Inc., known for its Overall Morningstar Rating(TM) of mutual funds, and Lipper Analytical Services, a Reuters company that
               tracks  the   performance   of  more  than  47,000  mutual  funds
               worldwide.

               WE RELY ON INVESTMENT PROFESSIONALS. We depend on a team of highly qualified portfolio managers and securities analysts to research the markets and make sound buying and selling decisions, whether it's for an equity fund, fixed-income vehicle, money market instrument, or asset allocation fund.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT

               WE STAY FOCUSED ON OUR GOALS. We advise our investors that TIME IN the market is more effective than TIMING the market. What that really means is sticking to the goals you've set in your investment plan. Our goal is to offer competitive mutual fund products and services to shareholders who seek the long-term rewards of investing. This goal guides all of our actions.

               WE MAINTAIN A POSITIVE OUTLOOK. We keep current economic and market conditions in perspective and look for indications of positive changes ahead. For example, at this writing, the Federal Reserve Board (the Fed) had made five interest rate reductions of 0.5% each since the beginning of 2001. While we may still see the effects of the previous year's tightening cycle now, these reductions are designed to stimulate the economy and, as a result, may help bolster corporate profits and the financial markets.

               We at USAA Investments are committed to helping you determine, plan, and potentially reach your investment goals. As always, I appreciate the opportunity to serve you, and I thank you for your trust and continued business.

               Sincerely,

               \s\Christopher W. Claus

               Christopher W. Claus
               PRESIDENT AND VICE CHAIRMAN OF THE BOARD


               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                                               7
INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW



USAA TREASURY MONEY MARKET TRUST

OBJECTIVE
--------------------------------------------------------------------------------

               Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in U.S. government securities with maturities of 397 days or less; mostly U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

--------------------------------------------------------------------------------
                                            5/31/01              5/31/00
--------------------------------------------------------------------------------
  Net Assets                            $165.9 Million       $153.4 Million
  Net Asset Value Per Share                 $1.00                $1.00

--------------------------------------------------------------------------------
Average Annual Total Returns and 7-Day Yield as of 5/31/01
--------------------------------------------------------------------------------
  1 YEAR               5 YEARS              10 YEARS               7-DAY YIELD
  5.70%                 5.18%                4.68%                    4.02%

               TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                             7-DAY YIELD COMPARISON
                             ----------------------

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA Treasury Money Market Trust to the iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) U.S. Treasury & Repo for the period of 5/30/00 through 5/31/01:

                    USAA TREASURY
                  MONEY MARKET TRUST           iMONEYNET AVERAGE
                  ------------------           -----------------

05/30/00                5.66%                        5.49%
06/27/00                5.83%                        5.53%
07/25/00                5.91%                        5.69%
08/29/00                5.99%                        5.74%
09/26/00                5.97%                        5.72%
10/31/00                6.07%                        5.82%
11/28/00                6.09%                        5.82%
12/26/00                5.91%                        5.70%
01/30/01                5.65%                        5.33%
02/27/01                5.28%                        4.84%
03/27/01                4.87%                        4.40%
04/24/01                4.44%                        3.91%
05/29/01                4.00%                        3.37%

DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 05/29/01.


               The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) U.S. Treasury & Repo, an average of all major Treasury money market fund yields.

                                                                              9
MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, PAMELA BLEDSOE NOBLE, CFA, APPEARS HERE.]
--------------------------------------------------------------------------------

HOW DID THE USAA TREASURY MONEY MARKET TRUST PERFORM?

               Since our last annual report to you on May 31, 2000, the seven-day yield of your USAA Treasury Money Market Trust has decreased from 5.66% to 4.02%. The Federal Reserve Board (the
               Fed) has reduced the federal funds rate by 2.5% since the beginning of 2001; however, the yield on your Fund has declined by less than 2%. Whenever the Fed increases or decreases short-term interest rates, there is an immediate impact on money market instruments and, therefore, money market fund yields.

               According to iMoneyNet, Inc., the USAA Treasury Money Market Trust was ranked 6 out of 96 Treasury and repurchase agreement
               (repo) money market funds for the 12 months ended May 31, 2001. The total return for the Fund was 5.7%, compared to an average of 5.37% for similar money market funds ranked by iMoneyNet.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THE PERIOD?

               In January of this year, the Fed began lowering short-term interest rates to offset a slowing economy. The Fed has lowered the federal funds rate five times this year in increments of 0.5%, for a total of 2.5%. The federal funds rate target currently stands at 4%.

               The yield on the benchmark one-year Treasury bill has declined from 6.17% at May 31, 2000, to 3.57% at the end of this reporting period, reflecting the Fed's activities. Economic statistics continue to show signs of weakness in manufacturing, employment, and retail sales. The financial markets are fairly divided between two potential scenarios for the rest of this year: continued economic weakness into 2002 or signs of recovery beginning between the second and third quarters of 2001. Both scenarios are similar in that they anticipate a stronger economy in 2002.


WHAT WERE YOUR STRATEGIES FOR INVESTING DURING THE PERIOD?

               Repos continue to outperform the yields provided by Treasury bills or notes. Because the Fund's investment goals are to maximize current income while maintaining the highest level of safety and liquidity, the Fund is composed of 60% repos. The balance of the Fund is invested in a mix of Treasury bills and notes based on maturities that provide the most value.

                                                                              11
 ...CONTINUED
--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

               With economic statistics reporting continued weakness in the U.S. economy, the market anticipates further interest rate reductions by the Fed. We believe that by late second quarter or early third quarter of 2001, the economy may begin to show signs of stability, which will likely lead to a friendlier investment environment for Treasury money market instruments.



                       CUMULATIVE PERFORMANCE OF $10,000
                       ---------------------------------

A chart in the form of a line graph appears here illustrating the cumulative performance of a $10,000 investment of the USAA Treasury Money Market Trust. The data is from 5/31/91 through 5/31/01. The data points from the graph are as follows:

USAA TREASURY MONEY MARKET TRUST

                      Amount
                      ------
05/31/91             $10,000
11/30/91              10,259
05/31/92              10,469
11/30/92              10,639
05/31/93              10,787
11/30/93              10,940
05/31/94              11,103
11/30/94              11,335
05/31/95              11,645
11/30/95              11,967
05/31/96              12,271
11/30/96              12,575
05/31/97              12,892
11/30/97              13,226
05/31/98              13,567
11/30/98              13,913
05/31/99              14,221
11/30/99              14,563
05/31/00              14,947
11/30/00              15,399
05/31/01              15,799

DATA FROM 5/31/91 THROUGH 5/31/01.


               The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT MAY VARY ACCORDING TO THE FUND'S PERFORMANCE. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW PAGE.

               AN INVESTMENT IN THIS FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

12

DISTRIBUTIONS
--------------------------------------------------------------------------------
                                to SHAREHOLDERS


USAA TREASURY MONEY MARKET TRUST


               The following information describes the source of income for distributions made during the fiscal year ended May 31, 2001. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2002.

               During the fiscal year ended May 31, 2001, the USAA Treasury Money Market Trust earned its income as follows:

               -----------------------------------------------------------------
                  Repurchase Agreements                              57.5%

                  U.S. Treasury Securities                           38.4

                  U.S. Government Guaranteed Bonds                    4.1
                                                                    -----
                                                                    100.0%
                                                                    =====
               -----------------------------------------------------------------

                                                                              13
INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF TRUSTEES

               USAA TREASURY MONEY MARKET TRUST


               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Treasury Money Market Trust, a series of the USAA Investment Trust, as of May 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 9 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Treasury Money Market Trust as of May 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                KPMG LLP

               San Antonio, Texas
               July 3, 2001

14

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (in thousands)

USAA TREASURY MONEY MARKET Trust

May 31, 2001


PRINCIPAL                                                                MARKET
 AMOUNT    SECURITY                                                       VALUE
--------------------------------------------------------------------------------
           U. S. TREASURY BILLS (13.8%)

 $ 4,000   5.53%, 6/07/2001                                            $  3,996
   4,000   5.60%, 6/14/2001                                               3,992
   5,000   4.38%, 6/21/2001                                               4,988
   5,000   3.60%, 8/23/2001                                               4,959
   5,000   3.51%, 9/27/2001                                               4,942
--------------------------------------------------------------------------------
           Total U. S. Treasury bills (cost: $22,877)                    22,877
--------------------------------------------------------------------------------

           U. S. TREASURY NOTES (20.0%)

   3,000   6.63%, 6/30/2001                                               3,000
   3,000   5.50%, 7/31/2001                                               2,996
   4,000   7.88%, 8/15/2001                                               4,016
   5,000   6.50%, 8/31/2001                                               5,007
   3,000   5.88%, 10/31/2001                                              3,000
  10,000   7.50%, 11/15/2001                                             10,148
   5,000   6.25%, 2/28/2002                                               5,078
--------------------------------------------------------------------------------
           Total U. S. Treasury notes (cost: $33,245)                    33,245
--------------------------------------------------------------------------------

           U. S. GOVERNMENT GUARANTEED NOTES (5.3%)

     450   7.12%, 8/01/2001                                                 450
   4,260   4.55%, 4/02/2007 (VRDN) a                                      4,260
   4,000   4.20%, 4/01/2014 (VRDN) a                                      4,000
--------------------------------------------------------------------------------
           Total U. S. government guaranteed notes (cost: $8,710)         8,710
--------------------------------------------------------------------------------
           Total investment in securities (cost: $64,832)                64,832
--------------------------------------------------------------------------------

           REPURCHASE AGREEMENTS (60.7%)

  41,000   Bank One Capital Markets, Inc., 4.02%, acquired on 5/31/01 and due 6/01/01 at $41,000 (collateralized by a $41,910
             U.S. Treasury bill, due 6/14/01; market value of $41,846)   41,000
   6,000   Deutsche Bank Securities, 3.95%, acquired on 5/31/01 and
             due 6/01/01 at $6,000 (collateralized by a $5,900 U.S.
             Treasury note, 7.5%, due 5/15/02; market value of $6,120)    6,000
   6,797   First Union Capital Markets, 4.00%, acquired on 5/31/01
             and due 6/01/01 at $6,797 (collateralized by a $6,694
             U.S. Treasury note, 6.25%, due 1/31/02; market value of
             $6,944)                                                      6,797

                                                                              15
PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TREASURY MONEY MARKET Trust

May 31, 2001


PRINCIPAL                                                                MARKET
 AMOUNT    SECURITY                                                       VALUE
--------------------------------------------------------------------------------

 $ 6,000   JP Morgan Securities, Inc., 4.00%, acquired 5/31/01 and
             due 6/01/01 at $6,000 (collateralized by a $6,060 U.S.
             Treasury note, 7.5%, due 11/15/01; market value of
             $6,183)                                                   $  6,000
  41,000   State Street Corp., 4.00%, acquired on 5/31/01 and due
             6/01/01 at $41,000 (collateralized by a $41,295 U.S.
             Treasury note, 5.75%, due 11/30/02; market value of
             $42,263)                                                    41,000
--------------------------------------------------------------------------------
            Total repurchase agreements (cost: $100,797)                100,797
--------------------------------------------------------------------------------
            Total investments (cost: $165,629)                         $165,629
================================================================================

16

NOTES
--------------------------------------------------------------------------------
                    to Portfolio of INVESTMENTS


USAA TREASURY MONEY MARKET Trust

May 31, 2001



GENERAL  NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentage of the investments to net assets.




SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated weekly or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.




          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)


USAA TREASURY MONEY MARKET Trust

May 31, 2001


ASSETS
   Investments in securities                                          $ 64,832
   Repurchase agreements                                               100,797
   Cash                                                                    213
   Receivables:
      Capital shares sold                                                   88
      Interest                                                             515
                                                                      --------
         Total assets                                                  166,445
                                                                      --------

LIABILITIES
   Capital shares redeemed                                                 402
   USAA Investment Management Company                                       18
   USAA Transfer Agency Company                                             13
   Accounts payable and accrued expenses                                    49
   Dividends on capital shares                                              22
                                                                      --------
         Total liabilities                                                 504
                                                                      --------
            Net assets applicable to capital shares outstanding       $165,941
                                                                      ========


REPRESENTED BY:
   Paid-in capital                                                    $165,941
                                                                      ========

   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                     165,941
                                                                      ========

   Net asset value, redemption price, and offering price per share    $   1.00
                                                                      ========



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA TREASURY MONEY MARKET Trust

Year ended May 31, 2001



NET INVESTMENT INCOME
   Interest income                                                    $   9,317
                                                                      ---------
   Expenses:
      Management fees                                                       197
      Transfer agent's fees                                                 161
      Custodian's fees                                                       80
      Postage                                                                35
      Shareholder reporting fees                                             18
      Trustees' fees                                                          5
      Registration fees                                                      39
      Professional fees                                                      29
      Other                                                                   3
                                                                      ---------
         Total expenses                                                     567
      Expenses paid indirectly                                               (1)
                                                                      ---------
         Net expenses                                                       566
                                                                      ---------
            Net investment income                                     $   8,751
                                                                      =========


      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA TREASURY MONEY MARKET Trust

Years ended May 31,


                                                             2001        2000
                                                        ------------------------

FROM OPERATIONS
   Net investment income                                  $  8,751    $  7,641
                                                       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (8,751)     (7,641)
                                                       -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                               151,602     170,402
   Reinvested dividends                                      8,315       7,280
   Cost of shares redeemed                                (147,376)   (168,277)
                                                       -------------------------
      Increase in net assets from
         capital share transactions                         12,541       9,405
                                                       -------------------------
Net increase in net assets                                  12,541       9,405

NET ASSETS
   Beginning of period                                     153,400     143,995
                                                       -------------------------
   End of period                                          $165,941    $153,400
                                                       =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                             151,602     170,402
   Shares issued for dividends reinvested                    8,315       7,280
   Shares redeemed                                        (147,376)   (168,277)
                                                       -------------------------
      Increase in shares outstanding                        12,541       9,405
                                                       =========================



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA TREASURY MONEY MARKET Trust

May 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this annual report pertains only to the USAA Treasury Money Market Trust (the Fund). The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             2. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)



USAA TREASURY MONEY MARKET Trust

May 31, 2001


          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities. Gain or loss from sales of investment securities is computed on the identified cost basis.

          D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2001, custodian fee offset arrangements reduced expenses by $1,000.

          E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA Capital Corporation (CAPCO), an affiliate

22

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA TREASURY MONEY MARKET Trust

May 31, 2001



          of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Before January 10, 2001, the Fund had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended May 31, 2001.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA TREASURY MONEY MARKET Trust

May 31, 2001




(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities for the year ended May 31, 2001, were $20,832,365,000 and $20,821,125,000, respectively.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.125% of its annual average net assets.

          B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

          C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

24

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA TREASURY MONEY MARKET Trust

May 31, 2001



(7) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

          The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund's custodian until maturity of the repurchase agreement. The Fund's Manager monitors the credit-worthiness of sellers with which the Fund may enter into repurchase agreements.



(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

          In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts. The Fund is following this accounting method; therefore, this requirement will have no impact on the Fund's net asset value or future financial statements.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)



USAA TREASURY MONEY MARKET Trust

May 31, 2001




(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          Per share operating performance for a share outstanding throughout each period is as follows:


                                                     Year Ended May 31,
                               -------------------------------------------------------------
                                   2001         2000        1999          1998         1997
                               -------------------------------------------------------------
Net asset value at
   beginning of period         $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
Net investment income                .06          .05          .05          .05          .05
Distributions from net
   investment income                (.06)        (.05)        (.05)        (.05)        (.05)
                               -------------------------------------------------------------
Net asset value at
   end of period               $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                               =============================================================
Total return (%) *                  5.70         5.05         4.83         5.24         5.06
Net assets at end
   of period (000)             $ 165,941    $ 153,400    $ 143,995    $ 106,679    $  88,612
Ratio of expenses to
   average net assets (%)            .36a         .35          .36         .375         .375
Ratio of expenses to average
   net assets excluding
   reimbursements (%)                N/A          N/A          N/A         .392         .394
Ratio of net investment
   income to average
   net assets (%)                   5.55         5.00         4.69         5.11         4.95




* Assumes  reinvestment of all dividend income  distributions during the period.
(a) Reflects total expenses prior to custodian fee offset arrangement.

26

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                    TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               LEGAL COUNSEL    Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday 6 a.m. to 10 p.m.
                                Saturday 8:30 a.m. to 5 p.m.
                                Sunday 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL    1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT    For account servicing, exchanges, or
                MUTUAL FUNDS    redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS    USAA.COM



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


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